Deposits, Prepayments and Deferred Expenses - Disclosure of Detailed Information about Deposits Prepayments and Deferred Expenses Explanatory (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Deposits Prepayments and Deferred Expenses [Abstract]
Other prepayments	$ 624	$ 1,554
Deferred share issue costs		2,255
Prepayments for other expense		443
Value-Added Tax recoverable	547	449
Deposits	5	120
Payment in advance to suppliers		6
Deposits, prepayments and deferred expenses	$ 1,176	$ 4,827